Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments Tables
The following tables present the activity in the Partnership’s equity investments for the years ended December 31, 2018 and 2017:

thousands	Balance at December 31, 2016	Impairment expense (1)	Acquisitions	Equity income, net	Contributions	Distributions	Distributions in excess of cumulative earnings (2)	Balance at December 31, 2017
Fort Union	$12,833	$(3,110)	$—	$3,821	$—	$(4,217)	$(2,297)	$7,030
White Cliffs	47,319	—	—	12,547	277	(11,965)	(3,233)	44,945
Rendezvous	46,739	—	—	1,144	—	(3,085)	(2,270)	42,528
Mont Belvieu JV	112,805	—	—	29,444	—	(29,482)	(2,468)	110,299
TEG	15,846	—	—	3,350	—	(3,317)	—	15,879
TEP	189,194	—	—	17,387	107	(17,639)	(10,074)	178,975
FRP	169,472	—	—	17,501	—	(17,675)	(2,743)	166,555
Saddlehorn	107,420	—	—	10,001	2,454	(10,127)	(521)	109,227
Panola	24,546	—	—	2,230	46	(2,470)	(727)	23,625
Mi Vida	67,738	—	—	10,029	—	(9,161)	(3,618)	64,988
Ranch Westex	34,777	—	22,500	7,687	—	(7,955)	(3,708)	53,301
Total	$828,689	$(3,110)	$22,500	$115,141	$2,884	$(117,093)	$(31,659)	$817,352

thousands	Balance at December 31, 2017	Acquisitions	Equity income, net	Contributions (3)	Distributions	Distributions in excess of cumulative earnings (2)	Balance at December 31, 2018
Fort Union	$7,030	$—	$(1,433)	$—	$(194)	$(3,144)	$2,259
White Cliffs	44,945	—	11,841	1,278	(11,259)	(3,785)	43,020
Rendezvous	42,528	—	767	—	(2,709)	(2,745)	37,841
Mont Belvieu JV	110,299	—	29,200	—	(29,239)	(5,311)	104,949
TEG	15,879	—	4,290	3,720	(4,368)	(163)	19,358
TEP	178,975	—	37,963	11,980	(33,552)	(2,168)	193,198
FRP	166,555	—	23,308	14,980	(23,481)	(4,926)	176,436
Saddlehorn	109,227	—	15,833	294	(16,017)	(830)	108,507
Panola	23,625	—	2,200	—	(2,200)	(856)	22,769
Mi Vida	64,988	—	13,734	—	(14,000)	(91)	64,631
Ranch Westex	53,301	—	10,678	—	(10,876)	(2,201)	50,902
Whitethorn	—	150,563	47,088	7,069	(39,497)	(3,365)	161,858
Cactus II	—	12,052	—	94,308	—	—	106,360
Total	$817,352	$162,615	$195,469	$133,629	$(187,392)	$(29,585)	$1,092,088

(1)	Recorded in Impairments in the consolidated statements of operations.

(2)	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, are calculated on an individual investment basis.

(3)	Includes capitalized interest of $1.4 million related to the construction of the Cactus II pipeline.

Summarized Equity Investments Financial Information Presented at 100 Percent Tables
The following tables present the summarized combined financial information for the Partnership’s equity investments (amounts represent 100% of investee financial information):

	Year Ended December 31,
thousands	2018	2017	2016
Revenues	$1,300,921	$877,020	$806,671
Operating income	876,910	542,390	503,239
Net income	874,587	540,538	502,260

	December 31,
thousands	2018	2017
Current assets	$297,143	$214,473
Property, plant and equipment, net	4,251,020	3,366,754
Other assets	81,769	84,522
Total assets	$4,629,932	$3,665,749
Current liabilities	101,729	112,143
Non-current liabilities	42,431	45,413
Equity	4,485,772	3,508,193
Total liabilities and equity	$4,629,932	$3,665,749